Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 18 Related Party Transactions

(a) Shareholders’ Agreements

Certain shareholders of Intelsat Global S.A. entered into shareholders’ agreements on February 4, 2008. The shareholders’ agreements were assigned to Intelsat S.A. by amendments effective as of March 30, 2012. The shareholders’ agreements and the articles of incorporation of Intelsat S.A. provided, among other things, for the governance of Intelsat S.A. and its subsidiaries and provided specific rights to and limitations upon the holders of Intelsat S.A.’s share capital with respect to shares held by such holders. In connection with the IPO in April 2013, these articles of incorporation and shareholders’ agreements were amended.

(b) Monitoring Fee Agreement

Intelsat Luxembourg, our wholly-owned subsidiary, and affiliates of the Company’s primary shareholders had a monitoring fee agreement dated February 4, 2008 (the “2008 MFA”) with BC Partners Limited and Silver Lake Management Company III, L.L.C. (together, the “2008 MFA Parties”), pursuant to which the 2008 MFA Parties provided certain monitoring, advisory and consulting services to Intelsat Luxembourg.

In connection with the IPO in April 2013, the 2008 MFA was terminated and we paid a fee of $39.1 million to the 2008 MFA Parties in connection with the termination. The $39.1 million payment, together with a write-off of $17.2 million of prepaid fees relating to the balance of 2013, were expensed upon consummation of the IPO, and are included within selling, general and administrative expenses in our consolidated statement of operations. We recorded expense for services associated with the 2008 MFA of $25.1 million for the year ended December 31, 2012 and we recorded expense for services associated with, and including the termination of, the 2008 MFA of $64.2 million for the year ended December 31, 2013.

(c) Governance Agreement

Prior to the consummation of the IPO, we entered into a governance agreement (the “Governance Agreement”) with our shareholder affiliated with BC Partners (the “BC Shareholder”), our shareholder affiliated with Silver Lake (the “Silver Lake Shareholder”) and David McGlade (collectively with the BC Shareholder and the Silver Lake Shareholder, the “Governance Shareholders”). The Governance Agreement contains provisions relating to the composition of our board of directors and certain other matters.

(d) Indemnification Agreements

We have entered into agreements with our executive officers and directors to provide contractual indemnification in addition to the indemnification provided for in our articles of incorporation.

(e) Horizons Holdings

We have a 50% ownership interest in Horizons Holdings as a result of a joint venture with JSAT (see Note 10(a)—Investments—Horizons Holdings).

(f) WP Com

We had a 49% ownership interest in WP Com as a result of a joint venture with Corporativo. On December 29, 2014, we acquired the remaining interests in WP Com (see Note 10(c)—Investments—WP Com).